Revenue from Contracts with Customers (Tables)	9 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Category

The following table presents our revenue disaggregated by category within our single reporting segment:

	For the Three Months Ended		For the Nine Months Ended
	March 31,		March 31,
	2020	2019	2020	2019
Subscription	$6,180,000	$-	$18,540,000	$-
Service and support	881,606	-	2,626,674	-
Application development and implementation	494,901	-	1,521,412	-
Revenue	$7,556,507	$-	$22,688,086	$-